Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 12 – CONCENTRATIONS

Customer Concentrations

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the nine months ended September 30, 2021, and 2020.

	For the nine months ended
	September 30,
Customer	2021		2020
	Amount	%	Amount	%
A	2,407,951	32%	2,597,402	36%
B	1,308,618	34%	3,011,449	42%

Supplier Concentrations

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the nine months ended September 30, 2021 and 2020.

	For the nine months ended
	September 30,
Suppliers	2021		2020
	Amount	%	Amount	%
A	N/A	N/A	1,035,654	24%
B	593,100	14%	2,631,780	61%
C	746,589	17%	N/A	N/A
D	621,387	15%	N/A	N/A
E	619,532	14%	N/A	N/A

Credit Risks

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the PRC’s political, economic, and legal environment and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. Substantially all of the Company’s cash is maintained with state-owned banks within the PRC, and none of these deposits are covered by insurance. As a result, the Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts. A significant portion of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk. On September 30, 2021, and December 31, 2020, the Company’s cash balances by geographic area were as follows:

	September 30, 2021		December 31, 2020
China	$8,588	11%	$340,381	98%
Singapore	69,991	89%	8,453	2%
Total cash and cash equivalents	$78,579	100%	$348,834	100%

NOTE 12 – CONCENTRATIONS

Customers Concentrations

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2020 and 2019.

	For the year ended
	December 31,
Customer	2020		2019
	Amount	%	Amount	%
Guangzhou Lvxing Organic Agricultural Products Co., Ltd	4,053,136	38%	3,026,072	23%
Huizhou Siji Green Agricultural Products Co., Ltd	N/A	N/A	2,297,573	18%
Guangzhou Xianshangge Trading Co., Ltd	4,255,503	40%	N/A	N/A

Suppliers Concentrations

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the years ended December 31, 2020 and 2019.

	For the year ended
	December 31,
Suppliers	2020		2019
	Amount	%	Amount	%
A	2,618,036	35%	3,357,250	54%
B	N/A	N/A	1,649,276	26%
C	N/A	N/A	616,587	10%
D	725,566	10%	N/A	N/A

Credit Risks

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. Substantially all of the Company’s cash is maintained with state-owned banks within the PRC, and none of these deposits are covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts. A significant portion of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk. At December 31, 2020 and 2019, the Company’s cash balances by geographic area were as follows:

	December 31,			December 31,
	2020			2019
United States	$			$-	0%
China		340,381	98%	103,868	100%
Singapore		8,453	2%
Total cash and cash equivalents		$348,834	100%	$103,868	100%